UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Report to Stockholders.

(a)

Becker Value Equity Fund
Retail Class | BVEFX
Semi-Annual Shareholder Report | April 30th, 2025
This semi-annual shareholder report contains important information about the Becker Value Equity Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.beckercap.com/mutual-fund/. You can also request this information by contacting us at (800) 551-3998.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$39	0.78%
*	Annualized
KEY FUND STATISTICS (as of April 30th, 2025)

Net Assets	$91,527,235
Number of Holdings	53
Portfolio Turnover	13%
Visit https://www.beckercap.com/mutual-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30th, 2025)

Top 10 Issuers	(% of net assets)
Berkshire Hathaway, Inc.	3.9%
JPMorgan Chase & Co.	3.4%
Southern Co.	3.2%
Charles Schwab Corp.	3.2%
FirstEnergy Corp.	3.1%
Blackrock, Inc.	3.1%
First American Treasury Obligations Fund	2.9%
Cisco Systems, Inc.	2.9%
Chubb Ltd.	2.9%
RTX Corp.	2.6%
Top Sectors* (% of net assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxyinformation, scan the QR code or visithttps://www.beckercap.com/mutual-fund/
Becker Value Equity Fund	PAGE 1	TSR-SAR-74316J516

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Becker Capital Management, Inc. documents not be householded, please contact Becker Capital Management, Inc. at (800) 551-3998, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Becker Capital Management, Inc. or your financial intermediary.
Becker Value Equity Fund	PAGE 2	TSR-SAR-74316J516

Becker Value Equity Fund
Institutional Class | BVEIX
Semi-Annual Shareholder Report | April 30th, 2025
This semi-annual shareholder report contains important information about the Becker Value Equity Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.beckercap.com/mutual-fund/. You can also request this information by contacting us at (800) 551-3998.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$34	0.68%
*	Annualized
KEY FUND STATISTICS (as of April 30th, 2025)

Net Assets	$91,527,235
Number of Holdings	53
Portfolio Turnover	13%
Visit https://www.beckercap.com/mutual-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30th, 2025)

Top 10 Issuers	(% of net assets)
Berkshire Hathaway, Inc.	3.9%
JPMorgan Chase & Co.	3.4%
Southern Co.	3.2%
Charles Schwab Corp.	3.2%
FirstEnergy Corp.	3.1%
Blackrock, Inc.	3.1%
First American Treasury Obligations Fund	2.9%
Cisco Systems, Inc.	2.9%
Chubb Ltd.	2.9%
RTX Corp.	2.6%
Top Sectors* (% of net assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxyinformation, scan the QR code or visithttps://www.beckercap.com/mutual-fund/
Becker Value Equity Fund	PAGE 1	TSR-SAR-74316J490

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Becker Capital Management, Inc. documents not be householded, please contact Becker Capital Management, Inc. at (800) 551-3998, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Becker Capital Management, Inc. or your financial intermediary.
Becker Value Equity Fund	PAGE 2	TSR-SAR-74316J490

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Retail Class: BVEFX
Institutional Class: BVEIX
Semi-Annual Financial Statements & Additional Information
April 30, 2025 (Unaudited)

Becker Value Equity Fund
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Communication Services - 5.3%
Meta Platforms, Inc. - Class A	1,895	$1,040,355
Verizon Communications, Inc.	47,475	2,091,749
Walt Disney Co.	18,415	1,674,844
		4,806,948
Consumer Discretionary - 8.0%
Amazon.com, Inc.(a)	9,685	1,786,108
AutoZone, Inc.(a)	550	2,069,430
Home Depot, Inc.	4,656	1,678,441
NIKE, Inc. - Class B	32,330	1,823,412
		7,357,391
Consumer Staples - 6.0%
Diageo PLC - ADR	9,545	1,069,231
Procter & Gamble Co.	8,510	1,383,471
Sysco Corp.	28,450	2,031,330
Walmart, Inc.	10,174	989,421
		5,473,453
Energy - 6.5%
Chevron Corp.	9,517	1,294,883
Exxon Mobil Corp.	17,406	1,838,596
Kinder Morgan, Inc.	70,144	1,844,787
Shell PLC - ADR	15,346	989,510
		5,967,776
Financials - 20.6%
Berkshire Hathaway, Inc. - Class B(a)	6,720	3,583,440
Blackrock, Inc.	3,135	2,866,205
Charles Schwab Corp.	35,730	2,908,422
Chubb Ltd.	9,310	2,663,405
Goldman Sachs Group, Inc.	1,914	1,048,011
JPMorgan Chase & Co.	12,815	3,134,805
PayPal Holdings, Inc.(a)	27,010	1,778,339
US Bancorp	20,980	846,333
		18,828,960
Health Care - 14.3%
Baxter International, Inc.	44,480	1,386,442
Johnson & Johnson	12,875	2,012,491
Koninklijke Philips NV(a)	36,389	922,461
McKesson Corp.	3,370	2,402,102
Merck & Co., Inc.	13,105	1,116,546
Molina Healthcare, Inc.(a)	3,340	1,092,214
Quest Diagnostics, Inc.	6,078	1,083,221
Sanofi SA - ADR	41,125	2,259,819
Teleflex, Inc.	5,925	812,021
		13,087,317
Industrials - 13.1%
Carrier Global Corp.	34,665	2,167,949
Eaton Corp. PLC	6,605	1,944,314
Embraer SA - ADR(a)	31,940	1,467,324
General Dynamics Corp.	5,710	1,553,805
Honeywell International, Inc.	7,545	1,588,222

	Shares	Value
RTX Corp.	19,071	$2,405,425
Timken Co.	12,975	833,644
		11,960,683
Information Technology - 12.2%
Adobe, Inc.(a)	1,900	712,462
Apple, Inc.	6,600	1,402,500
Cisco Systems, Inc.	46,600	2,690,218
Intel Corp.	62,150	1,249,215
Microchip Technology, Inc.	19,160	882,893
Microsoft Corp.	4,480	1,770,765
QUALCOMM, Inc.	11,035	1,638,256
Salesforce, Inc.	3,105	834,344
		11,180,653
Materials - 4.7%
Air Products and Chemicals, Inc.	7,380	2,000,644
Methanex Corp.	24,680	772,238
Newmont Corp.	29,440	1,550,899
		4,323,781
Utilities - 6.4%
FirstEnergy Corp.	66,876	2,867,643
Southern Co.	32,295	2,967,587
		5,835,230
TOTAL COMMON STOCKS (Cost $61,260,325)		88,822,192
SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.9%
First American Treasury Obligations Fund - Class X, 4.25%(b)	2,694,850	2,694,850
TOTAL SHORT-TERM INVESTMENTS (Cost $2,694,850)		2,694,850
TOTAL INVESTMENTS - 100.0% (Cost $63,955,175)		$91,517,042
Other Assets in Excess of Liabilities - 0.0%(c)		10,193
TOTAL NET ASSETS - 100.0%		$91,527,235

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

BECKER VALUE EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$ 91,517,042
Dividends receivable	83,450
Dividend tax reclaims receivable	53,557
Receivable for fund shares sold	19,210
Interest receivable	8,819
Cash	93
Prepaid expenses and other assets	26,463
Total assets	91,708,634
LIABILITIES:
Payable for capital shares redeemed	56,115
Payable for distribution and shareholder servicing fees	37,011
Payable for fund administration and accounting fees	20,725
Payable to adviser	17,839
Payable for audit fees	16,893
Payable for transfer agent fees and expenses	10,619
Payable for compliance fees	2,765
Payable for custodian fees	1,067
Payable for expenses and other liabilities	18,365
Total liabilities	181,399
NET ASSETS	$ 91,527,235
Net Assets Consists of:
Paid-in capital	$56,377,468
Total distributable earnings	35,149,767
Total net assets	$ 91,527,235
Institutional Class
Net assets	$ 64,276,776
Shares issued and outstanding(a)	3,238,634
Net asset value per share	$19.85
Retail Class
Net assets	$ 27,250,459
Shares issued and outstanding(a)	1,384,198
Net asset value per share	$19.69
Cost:
Investments, at cost	$ 63,955,175

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

2

BECKER VALUE EQUITY FUND
STATEMENT OF OPERATIONS
For the Period Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$902,685
Less: Dividend withholding taxes	(1,523)
Less: Issuance fees	(2,137)
Interest income	64,521
Total investment income	963,546
EXPENSES:
Investment advisory fee	262,354
Fund administration and accounting fees	62,525
Transfer agent fees	29,586
Federal and state registration fees	18,188
Shareholder service costs - Retail Class	14,198
Trustees’ fees	12,102
Audit fees	11,285
Compliance fees	7,345
Legal fees	4,627
Reports to shareholders	3,249
Custodian fees	2,922
Other expenses and fees	20,099
Total expenses	448,480
Expense reimbursement by Adviser	(109,917)
Net expenses	338,563
Net investment income	624,983
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	7,173,232
Net realized gain (loss)	7,173,232
Net change in unrealized appreciation (depreciation) on:
Investments	(7,181,125)
Net change in unrealized appreciation (depreciation)	(7,181,125)
Net realized and unrealized gain (loss)	(7,893)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$617,090

The accompanying notes are an integral part of these financial statements.

3

Becker Value Equity Fund
Statements of Changes in Net Assets

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$624,983	$1,239,699
Net realized gain (loss)	7,173,232	5,054,543
Net change in unrealized appreciation (depreciation)	(7,181,125)	15,369,657
Net increase (decrease) in net assets from operations	617,090	21,663,899
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(4,031,178)	(6,646,523)
From earnings - Retail Class	(1,720,146)	(3,035,016)
Total distributions to shareholders	(5,751,324)	(9,681,539)
CAPITAL TRANSACTIONS:
Subscriptions - Institutional Class	478,159	1,776,348
Reinvestments - Institutional Class	3,978,982	6,531,315
Redemptions - Institutional Class	(4,096,534)	(7,335,347)
Redemption fees - Institutional Class	—	48
Subscriptions - Retail Class	263,199	1,003,834
Reinvestments - Retail Class	1,694,371	2,995,000
Redemptions - Retail Class	(1,976,007)	(4,754,964)
Redemption fees - Retail Class	—	21
Net increase (decrease) in net assets from capital transactions	342,170	216,255
NET INCREASE (DECREASE) IN NET ASSETS	(4,792,064)	12,198,615
NET ASSETS:
Beginning of the period	96,319,299	84,120,684
End of the period	$ 91,527,235	$96,319,299
SHARES TRANSACTIONS
Subscriptions - Institutional Class	23,753	92,029
Reinvestments - Institutional Class	191,113	369,209
Redemptions - Institutional Class	(201,981)	(377,139)
Subscriptions - Retail Class	13,049	52,419
Reinvestments - Retail Class	82,012	170,364
Redemptions - Retail Class	(97,484)	(247,252)
Total increase (decrease) in shares outstanding	10,462	59,630

The accompanying notes are an integral part of these financial statements.

4

BECKER VALUE EQUITY FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$20.93	$18.51	$19.69	$23.67	$16.49	$18.01
INVESTMENT OPERATIONS:
Net investment income(a)	0.40	0.27	0.27	0.25	0.33	0.35
Net realized and unrealized gain (loss) on investments(b)	(0.22)	4.27	0.12	(1.59)	7.33	(1.43)
Total from investment operations	0.18	4.54	0.39	(1.34)	7.66	(1.08)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.29)	(0.30)	(0.31)	(0.48)	(0.44)
Net realized gains	(1.00)	(1.83)	(1.27)	(2.33)	—	—
Total distributions	(1.26)	(2.12)	(1.57)	(2.64)	(0.48)	(0.44)
Redemption fee per share	0.00(c)	0.00(c)	—	—	0.00(c)	0.00(c)
Net asset value, end of period	$19.85	$20.93	$18.51	$19.69	$23.67	$16.49
Total return(d)	0.56%	26.63%	1.97%	−6.51%	47.22%	−6.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$64,277	$67,511	$58,141	$73,741	$116,680	$84,483
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.91%	0.94%	0.90%	0.82%	0.78%	0.78%
After expense reimbursement/ recoupment(e)	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(e)	1.34%	1.35%	1.43%	1.23%	1.57%	2.03%
Portfolio turnover rate(d)	13%	20%	31%	28%	28%	34%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

5

BECKER VALUE EQUITY FUND
FINANCIAL HIGHLIGHTS
RETAIL CLASS

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$20.78	$18.41	$19.61	$23.59	$16.43	$17.94
INVESTMENT OPERATIONS:
Net investment income(a)	0.38	0.24	0.25	0.23	0.31	0.33
Net realized and unrealized gain (loss) on investments(b)	(0.21)	4.26	0.12	(1.60)	7.31	(1.43)
Total from investment operations	0.17	4.50	0.37	(1.37)	7.62	(1.10)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.30)	(0.30)	(0.28)	(0.46)	(0.41)
Net realized gains	(1.00)	(1.83)	(1.27)	(2.33)	—	—
Total distributions	(1.26)	(2.13)	(1.57)	(2.61)	(0.46)	(0.41)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	—	0.00(c)	0.00(c)
Net asset value, end of period	$19.69	$20.78	$18.41	$19.61	$23.59	$16.43
Total return(d)	0.49%	26.55%	1.86%	−6.63%	47.10%	−6.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$27,250	$28,808	$25,980	$28,743	$33,722	$25,880
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.01%	1.04%	1.00%	0.93%	0.88%	0.88%
After expense reimbursement/ recoupment(e)	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Ratio of net investment income (loss) to average net assets(e)	1.24%	1.25%	1.32%	1.13%	1.48%	1.94%
Portfolio turnover rate(d)	13%	20%	31%	28%	28%	34%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

6

Becker Value Equity Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Becker Value Equity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.”
The Fund commenced operations on November 3, 2003 with the investment objective to provide long-term capital appreciation. The Fund currently offers Retail and Institutional Class shares, which were first offered to the public on November 3, 2003 and on September 2, 2011, respectively. Both classes of shares hold equal rights as to earnings and assets with Retail Class shares bearing shareholder service fees. Each class of shares has exclusive voting rights with respect to matters affecting that individual class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges, are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, which are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which market quotations are not ready available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Becker Capital Management (the “Advisor”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.
The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that

7

Becker Value Equity Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025. See the Schedule of Investments for sector breakouts.

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$88,822,192	$—	$—	$88,822,192
Money Market Funds	2,694,850	—	—	2,694,850
Total Investments	$91,517,042	$ —	$ —	$91,517,042

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. Net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the Fund’s most recent fiscal year end October 31, 2024, the Fund had no late year losses or capital loss carry-forwards.
As of April 30, 2025, the Fund did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of April 30, 2025, the Fund was not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/ premiums on debt securities purchased are accreted/amortized over the life of the respective

8

Becker Value Equity Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from REITs and MLPs are generally comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Other non- cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than 30 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Recently Issued Accounting Pronouncements. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

9

Becker Value Equity Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
K.
Subsequent Events. In preparing these financial statements, the Fund have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Advisor provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, facilities and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to receive a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. For the six months ended April 30, 2025, the advisory fees incurred by the Fund are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.
The Advisor has contractually agreed to limit the annual ratio of expenses of the Fund’s average daily net assets (“Expense Cap”) to 0.68% (excluding Rule 12b-1 fees and any other class-specific expenses). The Operating Expenses Limitation Agreement has an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon sixty (60) days written notice to the Advisor. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement. At April 30, 2025, the remaining cumulative unreimbursed amount waived by the Advisor on behalf of the Fund that may be reimbursed was $674,814. The Advisor may recapture a portion of the above amount no later than the dates stated below:

Year of Expiration	Amount
October 31, 2025	$122,402
October 31, 2026	201,273
October 31, 2027	241,222
April 30, 2028	109,917

The amount of fees and expenses waived and reimbursed by the Advisor during the six months ended April 30, 2025 are disclosed in the Statement of Operations. Any amount due from the Advisor is paid monthly to the Fund, if applicable.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acts as the Fund’s administrator, fund accountant and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of Fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the six months ended April 30, 2025, are disclosed in the Statement of Operations.
Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. U.S. Bank N.A. is an affiliate of Fund Services.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
For the six months ended April 30, 2025, the cost from purchases of securities, excluding short-term securities, for the Fund was $12,376,613. The proceeds from sales and maturities of securities, excluding short-term securities, for the Fund were $16,797,735. There were no reportable purchases or sales of U.S. Government obligations for six months ended April 30, 2025.

10

Becker Value Equity Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Fund during the six months ended April 30, 2025 and the year ended October 31, 2024 were as follows:

	2025	2024
Ordinary Income	$1,184,275	$1,321,649
Long-term capital gain	4,567,049	8,359,890

As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$61,542,883
Gross tax unrealized appreciation	35,127,209
Gross tax unrealized depreciation	(384,217)
Gross tax unrealized appreciation/depreciation	34,742,992
Undistributed ordinary income	973,958
Undistributed long-term capital gain	4,567,051
Total distributable earnings	5,541,009
Other accumulated gain (loss)	—
Total distributable (accumulated) earnings (losses)	$40,284,001

NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security
Agreement for temporary or extraordinary purposes. Credit facility activity for the six months ended April 30, 2025 was as follows:

Maximum available credit	$4,500,000
Largest amount outstanding on an individual day	—
Average balance when in use	—
Credit facility outstanding as of April 30, 2025	—
Average interest rate when in use	N/A

Interest expense for the six months ended April 30, 2025, is disclosed in the Statement of Operations, if applicable.

11

Becker Value Equity Fund
ADDITIONAL INFORMATION (Unaudited)
INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 551-3998 or by accessing the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ending June 30 is available without charge, upon request by calling (800) 551-3998 or by accessing the SEC’s website at www.sec.gov.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Fund’s quarterly holdings for the most recent fiscal year can be obtained by accessing the Fund’s website at www.beckercap.com/mutual-fund. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT may also be obtained by calling (800) 551-399.

12

The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

13

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	07/02/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	07/02/2025

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	07/02/2025

* Print the name and title of each signing officer under his or her signature.